Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Income (loss) before income taxes:
Israel	(13,807)	2,975	(2,638)
Non-Israeli	1,871	941	2,036

	(11,936)	3,916	(602)

Income tax expense:
Current:
Israel	146	191	121
Non-Israeli	414	224	709
	560	415	830
Deferred tax expense (benefit):
Israel	(2,654)	38	(1,287)
Non-Israeli	271	126	(152)
	(2,383)	164	(1,439)

	(1,823)	579	(609)

Reconciliation of The Theoretical Income Tax Expense (Benefit)
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars

Income (loss) before income taxes	(11,936)	3,916	(602)

Statutory tax rate	26.5%	26.5%	25%

Theoretical income tax expense (benefit)	(3,163)	1,038	(151)

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from “Approved and
Beneficiating Enterprises” and preferential tax rate in China	(523)	(1,215)	711

Change in valuation allowance(*)	308	(40)	586

Non-deductible expenses(**)	640	55	218

Differences between foreign currencies
and dollar-adjusted financial statements-net	283	952	(1,133)

Purchase price adjustment for contingent liabilities	-	-	(580)

Foreign tax rate differential	(44)	(13)	(101)

Undistributed earnings of subsidiary	490	-	-

Other	186	(198)	(159)

Actual income tax expense (benefit)	(1,823)	579	(609)

Per share effect of the tax benefits arising from
“Approved and Beneficiating Enterprises” and
preferential tax rate in China:

Basic	$0.00	$(0.04)	$0.00

Diluted	$0.00	$(0.04)	$0.00

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	184	136
Accrued warranty	87	114
Unearned revenue	165	125
Accrued expenses	493	448
Net operating losses (NOL) and tax credit carryforwards	6,823	3,761
Other temporary differences*	197	*334

Total gross deferred tax assets	7,949	4,918
Valuation allowance	(3,087)	(2,953)

Deferred tax asset, net of valuation allowance	4,862	1,965

Deferred tax liability:
Property, plant and equipment	(240)	(216)
Undistributed earnings	(490)

Net deferred tax assets	4,132	1,749